Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust
Entity Central Index Key	0001013881
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000001700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NQVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 13.69% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	13.69%	17.91%	9.64%

Class A Shares at maximum sales charge (Offering Price)	7.14%	16.52%	8.99%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 521,544,317
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,421,772
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NQVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$202	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 12.84% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	12.84%	17.04%	8.98%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 521,544,317
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,421,772
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NQVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$96	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 13.98% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 3000 Value Index, which returned 13.30%.

•  Top contributors to relative performance

•  Out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to AT&T Inc.

•  Security selection in the financials sector, led by overweights to Discover Financial Services and Wells Fargo & Company.

•  Top detractors from relative performance

•  Although the Fund was underweight UnitedHealth Group Incorporated, which generally underperformed during the reporting period, the timing of when the stock was purchased in December detracted.

•  Security selection in the materials sector, including an out‑of‑benchmark position in Innospec Inc.

•  Overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.98%	18.21%	9.91%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 3000® Value Index	13.30%	13.87%	9.04%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 521,544,317
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,421,772
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$521,544,317

Total number of portfolio holdings	61

Portfolio turnover (%)	30%

Total management fees paid for the year	$3,421,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$126	1.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 9.85% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.85%	15.92%	7.66%

Class A Shares at maximum sales charge (Offering Price)	3.53%	14.56%	7.03%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 236,210,961
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,839,283
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$ 1,839,283

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$204	1.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 9.03% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.03%	15.06%	7.02%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 236,210,961
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,839,283
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$1,839,283

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	NSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$85	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 10.28% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.28%	16.38%	8.10%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 236,210,961
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,839,283
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$ 1,839,283

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 10.13% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the Russell 2000 Value Index, which returned 5.54%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Security selection in the financials sector, led by out‑of‑benchmark positions in Marex Group plc and Western Alliance Bancorp and an overweight to Skyward Specialty Insurance Group, Inc.

•  Security selection and an underweight allocation to the energy sector, led by an out‑of‑benchmark position in Antero Midstream Corporation.

•  Top detractors from relative performance

•  Security selection in the consumer staples sector, including an out‑of‑benchmark position in Grocery Outlet Holding Corp.

•  Security selection in the materials sector, including an overweight position in Materion Corporation.

•  Security selection and an underweight allocation to the communication services sector, including an overweight to Vimeo Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.13%	16.22%	7.93%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2000® Value Index	5.54%	12.47%	6.72%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 236,210,961
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,839,283
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$236,210,961

Total number of portfolio holdings	65

Portfolio turnover (%)	96%

Total management fees paid for the year	$1,839,283

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NQCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$108	1.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 16.97% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	16.97%	16.58%	9.00%

Class A Shares at maximum sales charge (Offering Price)	10.29%	15.21%	8.35%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 22,535,559
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 145,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$189	1.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.75%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 15.87% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	15.87%	15.64%	8.34%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 22,535,559
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 145,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NQCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$81	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 17.09% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 13.70%.

•  Top contributors to relative performance

•  Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

•  Security selection in the financials sector, led by overweights to JPMorgan Chase & Co. and Discover Financial Services.

•  Overweight to AT&T Inc.

•  Top detractors from relative performance

•  Overweight to Elevance Health, Inc.

•  Security selection and an underweight to the industrials sector.

•  Security selection in the real estate sector, including an overweight to Alexandria Real Estate Equities, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.09%	16.84%	9.26%

Russell 1000® Index	15.66%	16.30%	13.35%

Russell 1000® Value Index	13.70%	13.93%	9.19%

Lipper Multi‑Cap Value Funds Classification Average	11.95%	14.53%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 22,535,559
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 145,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$22,535,559

Total number of portfolio holdings	58

Portfolio turnover (%)	25%

Total management fees paid for the year	$145,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039986 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$137	1.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.17% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.17%	16.79%	8.65%

Class A Shares at maximum sales charge (Offering Price)	2.89%	15.42%	8.00%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 91,129,365
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 756,111
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$215	2.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.06%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 8.38% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	8.38%	15.92%	8.00%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 91,129,365
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 756,111
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$111	1.06%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.45% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.45%	17.08%	8.92%

Russell 3000® Index	15.30%	15.96%	12.96%

Russell 2500™ Value Index	10.47%	13.96%	7.73%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	7.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 91,129,365
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 756,111
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$ 756,111

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171397 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	NWQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 9.64% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 2500 Value Index, which returned 10.47%.

•  Top contributors to relative performance

•  Security selection in the health care sector, led by an out‑of‑benchmark position in ADMA Biologics, Inc.

•  Overweight to Curtiss-Wright Corporation.

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Seagate Technology Holdings PLC.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including overweights to Wayfair, Inc., Advance Auto Parts, Inc. and Under Armour, Inc.

•  Security selection in the materials sector, including an overweight to FMC Corporation.

•  Security selection in the financials sector, including Robinhood Markets, Inc, a security not held by the fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	9.64%	17.26%	10.54%

Russell 3000® Index	15.30%	15.96%	14.23%

Russell 2500™ Value Index	10.47%	13.96%	8.60%

Lipper Small‑Cap Core Funds Classification Average	6.04%	12.04%	8.59%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 91,129,365
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 756,111
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$91,129,365

Total number of portfolio holdings	65

Portfolio turnover (%)	64%

Total management fees paid for the year	$756,111

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079618 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	NQGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.11%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 19.41% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	19.41%	14.26%	7.45%

Class A Shares at maximum sales charge (Offering Price)	12.54%	12.91%	6.81%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 142,586,846
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 952,036
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079619 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	NQGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$203	1.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.86%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 18.52% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	18.52%	13.40%	6.81%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 142,586,846
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 952,036
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079621 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	NQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 19.73% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Value (Net), which returned 15.94%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc.

•  Overweight to AT&T Inc.

•  Security selection and an overweight allocation to the financials sector, led by an overweight to Prudential plc.

•  Top detractors from relative performance

•  Overweight to Humana Inc.

•  Overweight to Elevance Health, Inc.

•  Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	19.73%	14.54%	7.72%

MSCI World Index (Net)	16.26%	14.55%	10.66%

MSCI World Value Index (Net)	15.94%	13.47%	7.69%

Lipper Global Equity Income Funds Classification Average	16.60%	11.58%	7.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 142,586,846
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 952,036
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$142,586,846

Total number of portfolio holdings	59

Portfolio turnover (%)	30%

Total management fees paid for the year	$952,036

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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